LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND THE PROSPECTUS, EACH DATED MARCH 31, 2012, OF LEGG MASON STRATEGIC REAL RETURN FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated March 31, 2012, as supplemented on May 31, 2012, June 5, 2012, and August 31, 2012, as may be amended or further supplemented, the fund’s statement of additional information, dated March 31, 2012, as supplemented on May 31, 2012, June 5, 2012, and August 31, 2012, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated November 30, 2011, are incorporated by reference into this Summary Prospectus.

Effective September 1, 2012, the sections of the fund’s Summary Prospectus and the fund’s Prospectus titled “Management—Portfolio managers—Western Asset, WAML and Western Japan” are deleted and replaced with the following text:

Portfolio managers: Stephen A. Walsh, Peter H. Stutz and Paul E. Wynn have been Portfolio Managers of the fund sleeve subadvised by Western Asset, WAML and Western Japan since 2010. Dennis J. McNamara has been a portfolio manager for the fund sleeve subadvised by Western Asset, WAML and Western Japan since September 2012. These portfolio managers work together with a broader investment management team.

Effective September 1, 2012, the following amends anything to the contrary with respect to Western Asset Management Company (“Western Asset”) in the section of the fund’s Prospectus titled “More on fund management—Portfolio managers”:

Portfolio managers

The following Portfolio Managers provide day-to-day management for the fund sleeve subadvised by Western Asset, WAML and Western Japan:

Stephen A. Walsh, Peter H. Stutz, Paul E. Wynn and Dennis J. McNamara have been employed by Western Asset, each in the capacity of portfolio manager for more than five years. The portfolio managers lead a larger team, and their focus is on portfolio structure, duration weighting and term structure decisions.

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